UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Commercial Services – 2.2%
16,800	Equifax, Inc.	$ 986,160
18,100	Moody’s Corp.	992,242

		1,978,402

Communications – 2.6%
12,700	Crown Castle International Corp.*	895,604
34,200	Verizon Communications, Inc.	1,491,462

		2,387,066

Consumer Durables* – 1.2%
17,800	Jarden Corp.	1,047,352

Consumer Non-Durables – 11.7%
26,500	Altria Group, Inc.	892,520
8,700	Colgate-Palmolive Co.	934,119
10,800	Kimberly-Clark Corp.	966,708
17,200	Nike, Inc. Class B	929,660
18,800	PepsiCo, Inc.	1,369,580
21,200	Philip Morris International, Inc.	1,868,992
6,100	Ralph Lauren Corp.	1,015,528
48,600	The Coca-Cola Co.	1,809,864
15,400	The Estee Lauder Cos., Inc. Class A	938,322

		10,725,293

Consumer Services – 7.4%
20,300	Bally Technologies, Inc.*	977,648
25,200	Comcast Corp. Class A	959,616
18,100	DIRECTV*	925,634
12,400	McDonald’s Corp.	1,181,596
16,900	Starbucks Corp.	948,428
9,400	Time Warner Cable, Inc.	839,796
13,900	Yum! Brands, Inc.	902,666

		6,735,384

Distribution Services – 2.1%
9,300	McKesson Corp.	978,639
4,500	W.W. Grainger, Inc.	980,190

		1,958,829

Electronic Technology – 13.2%
13,200	Apple, Inc.	6,010,092
66,800	Cadence Design Systems, Inc.*	930,524
43,600	Intel Corp.	917,344
9,800	Lockheed Martin Corp.	851,326
17,000	Motorola Solutions, Inc.	992,630
21,600	QUALCOMM, Inc.	1,426,248
28,500	Synopsys, Inc.*	953,040

		12,081,204

Energy Minerals – 1.6%
12,900	Chevron Corp.	1,485,435

Finance – 9.7%
19,500	American Campus Communities, Inc.	908,115
16,200	American Express Co.	952,722
4,700	BlackRock, Inc.	1,110,516
25,100	Extra Space Storage, Inc.	999,984
1,900	Mastercard, Inc. Class A	984,960
6,200	Public Storage	954,366

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
5,800	Simon Property Group, Inc.	$ 929,044
13,800	T. Rowe Price Group, Inc.	986,010
6,700	Visa, Inc. Class A	1,057,997

		8,883,714

Health Services* – 1.0%
8,200	DaVita HealthCare Partners, Inc.	946,362

Health Technology – 10.9%
18,200	Abbott Laboratories	616,616
18,200	AbbVie, Inc.	667,758
9,600	Allergan, Inc.	1,008,096
9,300	Amgen, Inc.	794,778
9,700	C. R. Bard, Inc.	990,079
10,000	Celgene Corp.*	989,600
25,000	Gilead Sciences, Inc.*	986,250
1,600	Intuitive Surgical, Inc.*	919,008
12,900	Johnson & Johnson	953,568
21,700	Medtronic, Inc.	1,011,220
14,900	Pall Corp.	1,017,670

		9,954,643

Industrial Services – 2.5%
25,900	Kinder Morgan, Inc.	970,214
17,000	Schlumberger Ltd.	1,326,850

		2,297,064

Process Industries – 4.2%
26,500	Donaldson Co, Inc.	996,665
9,800	Monsanto Co.	993,230
23,900	Packaging Corp. of America	918,477
5,800	The Sherwin-Williams Co.	940,412

		3,848,784

Producer Manufacturing – 3.2%
6,300	Flowserve Corp.	987,651
14,200	Honeywell International, Inc.	969,008
11,000	United Technologies Corp.	963,270

		2,919,929

Retail Trade – 7.1%
4,400	Amazon.com, Inc.*	1,168,200
35,300	Lowe’s Cos., Inc.	1,348,107
24,200	Macy’s, Inc.	956,142
10,100	O’Reilly Automotive, Inc.*	935,765
16,300	Wal-Mart Stores, Inc.	1,140,185
10,000	Whole Foods Market, Inc.	962,500

		6,510,899

Technology Services – 15.6%
13,100	ANSYS, Inc.*	964,160
14,800	Automatic Data Processing, Inc.	877,492
16,900	Express Scripts Holding Co.*	902,798
2,900	Google, Inc. Class A*	2,191,501
13,500	International Business Machines Corp.	2,741,445
14,300	Intuit, Inc.	892,034
84,500	Microsoft Corp.	2,321,215
48,200	Oracle Corp.	1,711,582
25,900	Paychex, Inc.	845,117
36,900	Total System Services, Inc.	857,925

		14,305,269

Transportation – 1.0%
6,900	Union Pacific Corp.	907,074

TOTAL COMMON STOCKS		$88,972,703

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.5%
33,800	iShares Russell 1000 Growth Index Fund	$ 2,307,188

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$ 244,000	0.010%	02/01/13	$ 244,000
Maturity Value: $244,000

TOTAL INVESTMENTS – 100.0%			$91,523,891

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(18,314)

NET ASSETS – 100.0%			$91,505,577

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $195,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $250,461.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for
U.S. federal income tax purposes were as follows:

Tax Cost	$77,208,725
Gross unrealized gain	15,103,828
Gross unrealized loss	(788,662)
Net unrealized security gain	$14,315,166

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Commercial Services – 1.9%
65,000	Thomson Reuters Corp.	$ 1,991,600

Communications – 5.0%
76,000	AT&T, Inc.	2,644,040
57,000	Verizon Communications, Inc.	2,485,770

		5,129,810

Consumer Durables – 1.8%
50,000	Hasbro, Inc.	1,868,500

Consumer Non-Durables – 11.5%
56,000	Altria Group, Inc.	1,886,080
61,500	ConAgra Foods, Inc.	2,010,435
31,500	H.J. Heinz Co.	1,909,845
27,000	PepsiCo, Inc.	1,966,950
26,500	Procter & Gamble Co.	1,991,740
43,500	Reynolds American, Inc.	1,913,130

		11,678,180

Consumer Services – 1.8%
40,000	Darden Restaurants, Inc.	1,860,000

Distribution Services – 2.0%
30,000	Genuine Parts Co.	2,040,900

Electronic Technology – 3.6%
21,000	Lockheed Martin Corp.	1,824,270
28,000	Northrop Grumman Corp.	1,821,120

		3,645,390

Energy Minerals – 12.5%
42,000	Chevron Corp.	4,836,300
66,500	ConocoPhillips	3,857,000
21,000	Exxon Mobil Corp.	1,889,370
24,000	Occidental Petroleum Corp.	2,118,480

		12,701,150

Finance – 19.4%
42,500	Bank of Hawaii Corp.	2,043,825
9,500	BlackRock, Inc.	2,244,660
36,500	CME Group, Inc.	2,111,160
34,500	Cullen/Frost Bankers, Inc.	2,031,705
42,500	HCP, Inc.	1,971,575
87,500	JPMorgan Chase & Co.	4,116,875
96,000	Kimco Realty Corp.	1,993,920
92,000	Wells Fargo & Co.	3,204,360

		19,718,080

Health Technology – 10.4%
58,500	Bristol-Myers Squibb Co.	2,114,190
26,000	Johnson & Johnson	1,921,920
72,500	Merck & Co., Inc.	3,135,625
126,000	Pfizer, Inc.	3,437,280

		10,609,015

Industrial Services – 2.0%
55,000	Waste Management, Inc.	2,000,900

Process Industries – 3.9%
42,000	E. I. du Pont de Nemours and Co.	1,992,900
63,500	Sonoco Products Co.	1,967,865

		3,960,765

Producer Manufacturing – 8.0%
36,000	Emerson Electric Co.	2,061,000
85,500	General Electric Co.	1,904,940

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
85,000	Harsco Corp.	$ 2,166,650
42,500	PACCAR, Inc.	2,000,050

		8,132,640

Retail Trade – 2.9%
75,000	Walgreen Co.	2,997,000

Technology Services – 1.8%
56,000	Paychex, Inc.	1,827,280

Utilities – 7.6%
36,000	Dominion Resources, Inc.	1,947,960
27,000	NextEra Energy, Inc.	1,945,350
64,500	PPL Corp.	1,953,705
42,000	The Southern Co.	1,857,660

		7,704,675

TOTAL COMMON STOCKS		$ 97,865,885

Exchange Traded Fund – 1.9%
25,000	iShares Russell 1000 Value Index Fund	$ 1,936,750

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$ 1,691,000	0.010%	02/01/13	$ 1,691,000
Maturity Value: $1,691,000

TOTAL INVESTMENTS – 99.7%			$101,493,635

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			305,890

NET ASSETS – 100.0%			$101,799,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $1,345,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $1,727,540.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for
U.S. federal income tax purposes were as follows:

Tax Cost	$89,738,598
Gross unrealized gain	12,922,427
Gross unrealized loss	(1,167,390)
Net unrealized security gain	$11,755,037

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Commercial Services – 4.9%
12,700	Equifax, Inc.	$ 745,490
14,300	Gartner, Inc.*	736,593
22,600	Iron Mountain, Inc.	773,146
11,400	The McGraw-Hill Cos., Inc.	655,728

		2,910,957

Communications* – 2.3%
9,600	Crown Castle International Corp.	676,992
9,900	SBA Communications Corp. Class A	689,634

		1,366,626

Consumer Durables – 4.0%
14,100	Harley-Davidson, Inc.	739,122
13,600	Jarden Corp.*	800,224
10,600	Tupperware Brands Corp.	807,720

		2,347,066

Consumer Non-Durables – 6.9%
11,800	Carter’s, Inc.*	710,714
14,100	Dr Pepper Snapple Group, Inc.	635,487
11,500	H.J. Heinz Co.	697,245
14,700	Lorillard, Inc.	574,329
4,100	Ralph Lauren Corp.	682,568
14,900	Under Armour, Inc. Class A*	757,963

		4,058,306

Consumer Services – 7.4%
14,200	Bally Technologies, Inc.*	683,872
21,400	Dunkin’ Brands Group, Inc.	781,314
17,400	Marriott International, Inc. Class A	695,652
12,000	Scripps Networks Interactive, Inc. Class A	741,240
15,700	The Madison Square Garden Co.*	816,714
12,100	Wyndham Worldwide Corp.	675,059

		4,393,851

Distribution Services – 2.5%
10,500	Genuine Parts Co.	714,315
3,600	W.W. Grainger, Inc.	784,152

		1,498,467

Electronic Technology – 6.7%
52,300	Cadence Design Systems, Inc.*	728,539
840	Comverse Technology, Inc.*	3,662
12,700	Harris Corp.	586,740
19,700	Linear Technology Corp.	721,414
4,300	TransDigm Group, Inc.	582,392
19,300	Xilinx, Inc.	704,257
15,300	Zebra Technologies Corp. Class A*	662,184

		3,989,188

Energy Minerals – 2.1%
7,800	Cimarex Energy Co.	498,108
7,000	Noble Energy, Inc.	754,530

		1,252,638

Finance – 6.8%
14,400	American Campus Communities, Inc.	670,608
8,700	Digital Realty Trust, Inc.	590,817
6,400	Federal Realty Investment Trust	677,440

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
5,000	IntercontinentalExchange, Inc.*	$ 693,750
14,000	Kilroy Realty Corp.	698,600
9,900	T. Rowe Price Group, Inc.	707,355

		4,038,570

Health Services* – 2.3%
6,300	DaVita HealthCare Partners, Inc.	727,083
7,300	Laboratory Corporation of America Holdings	653,350

		1,380,433

Health Technology – 8.1%
7,400	Alexion Pharmaceuticals, Inc.*	695,526
12,700	DENTSPLY International, Inc.	530,352
21,100	Endo Health Solutions, Inc.*	668,026
11,600	Pall Corp.	792,280
9,400	Techne Corp.	673,792
9,800	Varian Medical Systems, Inc.*	692,370
10,200	Zimmer Holdings, Inc.	760,920

		4,813,266

Industrial Services – 3.8%
15,000	FMC Technologies, Inc.*	710,250
13,100	Oceaneering International, Inc.	828,051
7,400	SEACOR Holdings, Inc.	673,178

		2,211,479

Process Industries – 8.5%
15,400	Ball Corp.	685,608
18,600	Crown Holdings, Inc.*	704,196
18,700	Packaging Corp. of America	718,641
5,200	PPG Industries, Inc.	716,924
9,336	Sigma-Aldrich Corp.	721,953
4,600	The Sherwin-Williams Co.	745,844
11,300	The Valspar Corp.	748,964

		5,042,130

Producer Manufacturing – 7.5%
18,500	AMETEK, Inc.	758,315
4,800	Flowserve Corp.	752,496
11,200	Nordson, Corp.	757,344
8,200	Parker Hannifin Corp.	762,354
6,400	Roper Industries, Inc.	751,680
14,900	The Toro Co.	656,047

		4,438,236

Retail Trade – 8.3%
1,700	AutoZone, Inc.*	628,490
15,700	Fastenal Co.	779,976
35,900	Liberty Interactive Corp. Class A*	763,234
11,400	Nordstrom, Inc.	629,622
7,600	O’Reilly Automotive, Inc.*	704,140
9,800	PetSmart, Inc.	641,018
13,200	Ross Stores, Inc.	788,040

		4,934,520

Technology Services – 8.2%
4,800	Alliance Data Systems Corp.*	756,480
15,300	BMC Software, Inc.*	635,715
24,500	CA, Inc.	608,090
84	Comverse, Inc.*	2,426
16,500	MICROS Systems, Inc.*	759,495
19,600	Paychex, Inc.	639,548
27,700	Total System Services, Inc.	644,025
18,600	VeriSign, Inc.*	807,426

		4,853,205

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 2.7%
8,600	Kansas City Southern	$ 800,746
11,400	Kirby Corp.*	805,410

		1,606,156

Utilities – 2.3%
35,700	Covanta Holding Corp.	704,004
14,300	ONEOK, Inc.	672,243

		1,376,247

TOTAL COMMON STOCKS		$56,511,341

Exchange Traded Fund – 4.0%
35,400	iShares Russell Midcap Growth Index Fund	$ 2,359,764

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$ 462,000	0.010%	02/01/13	$ 462,000
Maturity Value: $462,000

TOTAL INVESTMENTS – 100.1%			$59,333,105

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(52,117)

NET ASSETS – 100.0%			$59,280,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $370,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $475,234.

*	Non-income producing security.

COMMERCE MID CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for
U.S. federal income tax purposes were as follows:

Tax Cost	$49,113,107
Gross unrealized gain	10,718,707
Gross unrealized loss	(498,709)
Net unrealized security gain	$10,219,998

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 8.9%
Auto – 3.2%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$ 6,631,679
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
979,493	1.890	07/15/16	983,566
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
2,327,708	1.190	08/08/15	2,334,910
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
585,665	1.180	08/15/17	585,382
CPS Auto Trust Series 2012-B, Class A(a)
2,437,033	2.520	09/16/19	2,444,436
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
1,638,162	2.020	08/15/16	1,648,065
Ford Credit Auto Lease Trust Series 2011-B, Class A2
1,936,528	0.820	01/15/14	1,938,562
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,714,178
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,077,655
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
2,875,121	1.230	12/15/15	2,886,659
SMART Trust Series 2011-2USA, Class A2A(a)
244,063	1.220	11/14/13	244,140

			25,489,232

Commercial – 0.2%
Small Business Administration Series 2006-P10B, Class 1
1,094,813	5.681	08/10/16	1,194,624

Home Equity – 3.8%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.212	05/25/34	1,946,946
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.907	06/25/32	3,120,742
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
3,206,782	1.044	10/25/34	3,190,998
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.934	08/25/35	4,857,327
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,025,059	0.404	02/25/37	638,166
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
781,025	4.250	09/25/33	788,295
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	461,118
Lehman XS Trust Series 2005-1, Class 1A4(b)
645,266	0.544	07/25/35	593,698
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
539,522	4.814	11/25/35	532,962
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	903,809
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,430,490	3.900	03/25/33	1,411,998

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
$ 3,773,495	5.490%	10/25/33	$ 4,153,278
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
434,047	8.850	03/25/25	423,174
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
501,418	8.480	09/25/30	506,311
SACO I Trust Series 2005-7 Class A(b)
69,015	0.764	09/25/35	67,978
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,492,682	6.740	07/25/29	1,906,282
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
2,046,930	1.329	06/25/33	1,984,016
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,857,545	5.250	06/25/35	1,849,754
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
328,835	4.380	09/25/36	337,509

			29,674,361

Manufactured Housing – 1.1%
Green Tree Financial Corp. Series 1993-4, Class A5
551,642	7.050	01/15/19	558,220
Green Tree Financial Corp. Series 1995-5, Class M1(b)
146,603	7.650	09/15/26	148,071
Green Tree Financial Corp. Series 1996-4, Class A7(b)
488,972	7.900	06/15/27	511,922
Green Tree Financial Corp. Series 1996-6, Class A6
46,860	7.950	09/15/27	47,468
Green Tree Financial Corp. Series 1997-3, Class A6
54,099	7.320	03/15/28	59,461
Green Tree Financial Corp. Series 1998-3, Class A5
3,034,935	6.220	03/01/30	3,321,175
Green Tree Financial Corp. Series 1998-3, Class A6(b)
379,071	6.760	03/01/30	416,417
Lehman Manufactured Housing Contract Series 2001-B, Class A3
299,085	4.350	04/15/40	315,780
Mid-State Trust Series 11, Class A1
334,897	4.864	07/15/38	345,390
Newcastle Investment Trust Series 2011-MH1, Class A(a)
2,205,956	2.450	12/10/33	2,258,019
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
180,126	7.650	04/15/27	179,655
Origen Manufactured Housing Series 2005-B, Class A3
296,886	5.605	05/15/22	300,423

			8,462,001

Other(a) – 0.1%
New York City Tax Lien Series 2011-AA, Class A
1,109,736	1.990	12/10/24	1,110,624

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
865,200	1.051	10/30/45	852,931

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – (continued)
SLM Student Loan Trust Series 2011-A, Class A2(a)
$ 2,900,000	4.370%	04/17/28	$ 3,191,398

			4,044,329

TOTAL ASSET–BACKED SECURITIES			$ 69,975,171

Municipal Bond Obligations – 12.5%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,404,609

California – 2.5%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,893,920
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,767,365
11,420,000	0.000	09/01/43	1,756,396
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,905,970
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,066,282
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,635,698
12,290,000	0.000	08/01/39	2,481,351

			19,506,982

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,942,650

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,261,420

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,690,195

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,273,360
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,201,510

			2,474,870

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 0.9%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
$ 2,190,000	5.650%	07/15/13	$ 2,241,793
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,018,450

			7,260,243

Iowa – 0.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
2,000,000	3.500	12/01/15	2,086,920

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,129,630

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,696,155

Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,246,450
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,195,360
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,683,684
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,292,184
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,559,702
Saint Louis Special Administrative Board Of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B (ST AID DIR DEP)
1,800,000	4.000	04/01/17	1,995,822

			13,973,202

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,846,129

New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,042,480
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,335,313

			2,377,793

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – 1.3%
New York GO Build America Bonds Series 2010
$ 2,000,000	4.908%	06/01/21	$ 2,328,720
1,055,000	5.008	06/01/22	1,236,418
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,584,686
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,318,677

			10,468,501

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,672,700
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,261,056

			4,933,756

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,801,060

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	743,399
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,422,931

			3,166,330

South Carolina – 0.9%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
5,250,000	4.000	07/01/34	5,549,302
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,218,471

			6,767,773

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,022,700

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 98,810,918

Mortgage-Backed Obligations – 21.3%
Collateralized Mortgage Obligations – 19.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,807,030	2.832%	04/25/35	$ 2,807,206
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
3,361,199	6.000	02/25/34	3,446,486

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
$ 2,050,491	5.500%	11/25/20	$ 2,108,551
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
412,063	6.000	04/25/36	422,482
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	5,167,305
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,896,548	2.829	11/25/35	2,324,048
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
809,135	5.750	01/25/34	841,649
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
721,665	5.500	11/25/33	760,415
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,247,834
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
154,599	5.500	08/25/21	160,804
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,746,469	6.750	08/25/34	1,860,050
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,441,397	3.122	12/25/35	1,101,934
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
625,264	5.413	04/25/37	490,980
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
1,487,703	5.750	09/25/21	1,526,016
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,632,263	0.554	07/25/36	2,591,239
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
419,925	5.500	07/25/36	424,827
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,830,664
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,019,282
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
754,377	5.250	09/25/19	770,922
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
388,578	4.750	12/25/18	389,739
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
225,536	6.500	08/25/32	225,486
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
676,449	6.000	07/25/37	601,127
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,520,873	5.500	08/25/33	1,591,256
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
694,588	4.750	01/25/19	713,628
Countrywide Home Loans Trust Series 2005-27, Class 2A1
2,326,580	5.500	12/25/35	2,161,623
Countrywide Home Loans Trust Series 2005-6, Class 2A1
651,228	5.500	04/25/35	659,826
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,769,730	0.744	03/25/35	2,517,679
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
790,832	5.250	07/25/33	808,223
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
8,682,285	5.500	07/25/35	8,999,232

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 1579, Class PM
$ 283,912	6.700%	09/15/23	$ 319,958
FHLMC REMIC PAC Series 2103, Class TE
230,617	6.000	12/15/28	257,026
FHLMC REMIC PAC Series 2110, Class PG
1,094,695	6.000	01/15/29	1,218,430
FHLMC REMIC Series 2391, Class Z
2,893,413	6.000	12/15/31	3,221,152
FHLMC REMIC Series 2508, Class OY
611,862	4.500	10/15/17	640,787
FHLMC REMIC Series 2603, Class C
1,629,475	5.500	04/15/23	1,800,908
FHLMC REMIC Series 2677, Class BC
549,108	4.000	09/15/18	579,289
FHLMC REMIC Series 2866, Class DH
1,305,181	4.000	09/15/34	1,392,321
FHLMC REMIC Series 2890, Class KB
2,147,762	4.500	02/15/19	2,191,615
FHLMC REMIC TAC Series 2658, Class A
55,543	4.500	08/15/18	55,661
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,169,196	6.000	01/25/35	1,198,662
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,668,857	5.500	05/25/35	3,241,854
FNMA REMIC FNIC PAC Series 2001-45, Class WG
434,265	6.500	09/25/31	498,400
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,588,804
FNMA REMIC PAC Series 2003-14, Class AP
212,154	4.000	03/25/33	226,831
FNMA REMIC PAC Series 2004-53, Class NC
1,880,707	5.500	07/25/24	2,076,148
FNMA REMIC Series 2002-73, Class OE
1,773,477	5.000	11/25/17	1,918,566
FNMA REMIC Series 2002-82, Class XE
1,547,256	5.000	12/25/17	1,650,107
FNMA REMIC Series 2003-83, Class PG
359,841	5.000	06/25/23	384,563
FNMA REMIC Series 2003-84, Class PG
325,257	5.000	03/25/32	334,337
FNMA Series 2003-W6, Class 2A32
271,927	6.500	09/25/42	313,632
GNMA Series 1998-12, Class EB
502,472	6.500	05/20/28	588,244
Impac CMB Trust Series 2003-2F, Class A(b)
1,531,996	5.730	01/25/33	1,562,136
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,802,424	0.844	09/25/34	2,674,196
Impac CMB Trust Series 2004-4, Class 2A2(c)
4,247,170	4.760	09/25/34	4,209,400
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
933,838	4.710	08/25/34	919,447
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,500,366	6.000	03/25/36	2,248,221
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
456,436	5.500	01/25/36	456,528

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
$ 845,431	5.524%	04/25/37	$ 797,046
Master Alternative Loans Trust Series 2004-4, Class 1A1
456,155	5.500	05/25/34	479,054
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,172,203	6.500	05/25/34	2,317,478
Master Alternative Loans Trust Series 2004-9, Class A6(c)
2,320,381	5.143	08/25/34	2,369,348
Master Asset Securitization Trust Series 2003-10, Class 3A1
264,069	5.500	11/25/33	278,650
Master Asset Securitization Trust Series 2003-7, Class 1A1
626,520	5.500	09/25/33	660,662
Master Asset Securitization Trust Series 2004-3, Class 5A1
40,413	6.250	01/25/32	40,865
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
184,250	5.250	08/25/36	186,200
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012- C6, Class A2
3,000,000	1.868	11/15/45	3,070,743
Morgan Stanley Capital I Series 2011-C3, Class A1
4,653,821	2.178	07/15/49	4,776,287
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
697,005	1.337	03/25/33	684,427
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,255,072	5.584	11/25/35	3,102,269
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
2,893,325	6.000	08/25/37	2,656,906
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,561,131	2.454	05/25/38	1,479,895
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
2,275,583	6.104	11/25/21	2,128,141
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
152,607	5.251	07/25/35	157,986
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,913,052	4.750	04/25/33	1,947,297
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,758,511	5.750	02/25/34	3,784,265
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
567,126	0.704	07/25/35	465,742
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
782,759	6.000	07/25/32	782,106
Residential Asset Securitization Trust Series 2004-A6, Class A1
1,760,226	5.000	08/25/19	1,810,667
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
416,607	6.000	05/25/33	439,286
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
541,875	5.500	11/25/35	522,737
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,591,069	5.750	12/25/35	1,545,406

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
$ 1,284,177	5.500%	12/25/21	$ 1,335,057
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
1,040,698	0.515	11/20/34	1,022,416
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,839,511	2.868	10/25/34	1,771,217
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
607,427	2.810	04/25/34	597,880
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,930,213	5.500	07/25/33	2,018,401
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,071,005	2.789	10/25/33	1,069,763
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,656,212	2.806	11/25/33	1,666,157
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
863,562	2.907	11/25/33	860,664
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
2,555,539	5.710	06/25/34	2,575,326
Structured Asset Securities Corp. Series 2005-6, Class 5A2
274,597	5.000	05/25/35	279,232
Structured Asset Securities Corp. Series 2005-6, Class 5A4
330,986	5.000	05/25/35	335,490
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
5,293,237	1.524	01/10/45	5,375,071
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
1,232,048	5.500	06/25/20	1,273,617
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
238,300	5.250	01/25/20	246,487
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
968,229	2.617	09/25/35	944,269
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
273,765	6.000	10/25/36	24,677
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
914,889	5.250	03/25/37	950,412
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
2,604,779	2.501	02/15/44	2,667,142
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
3,949,731	1.607	06/15/44	4,011,209

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 155,845,686

Commercial Mortgage Obligation – 0.0%
GNMA Series 2003-16, Class B
150,156	4.490	08/16/25	150,319

Mortgage-Backed Pass-Through Obligations – 1.5%
FHLMC
6,632	6.000	12/01/13	7,229

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC (continued)
$ 25,494	8.500%		02/01/19	$ 28,116
58,964	8.500		03/01/21	66,036
444,135	7.000		05/01/26	524,469
9,202	7.000		10/01/30	10,858
63,250	7.500		12/01/30	76,923
133,103	7.500		01/01/31	162,272
223,534	7.000		08/01/31	262,471
2,691,752	5.000		05/01/33	3,031,991
483,517	2.354	(b)	05/01/34	510,169
650,457	5.034	(b)	01/01/36	692,922
FNMA
12,457	6.000		12/01/13	12,805
4,607	6.500		07/01/14	5,100
32,368	9.000		11/01/21	36,138
73,017	9.000		02/01/25	84,804
15,610	6.500		03/01/26	18,117
22,202	8.000		07/01/28	25,246
85,304	6.500		10/01/28	99,659
65,351	2.330	(b)	12/01/28	66,567
74,875	6.000		07/01/29	83,612
55,665	7.500		09/01/29	67,581
64,588	7.000		03/01/31	76,800
26,156	7.500		03/01/31	31,857
118,975	7.000		11/01/31	141,383
196,130	7.000		01/01/32	233,068
502,272	6.000		12/01/32	555,703
81,486	5.112	(b)	02/01/33	86,945
633,335	5.000		07/01/33	687,745
512,276	2.865	(b)	10/01/34	546,036
903,488	5.072	(b)	02/01/35	971,728
GNMA
155,229	8.000		02/15/22	182,663
67,878	7.500		08/20/25	80,819
291,142	7.500		07/20/26	362,179
271,173	6.500		04/15/31	319,398
284,782	6.500		05/15/31	335,427
1,146,451	5.500		04/15/33	1,274,917

TOTAL MORTGAGE – BACKED PASS – THROUGH OBLIGATIONS				$ 11,759,753

TOTAL MORTGAGE – BACKED OBLIGATIONS				$167,755,758

Corporate Obligations – 41.5%
Aerospace/Defense – 1.1%
General Dynamics Corp.
$ 2,900,000	1.000%		11/15/17	$ 2,862,204
Goodrich Corp.
1,000,000	4.875		03/01/20	1,158,329
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,453,647
United Technologies Corp.
2,000,000	5.700		04/15/40	2,504,678

				8,978,858

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300		01/09/15	3,067,893

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 0.8%
Anheuser-Busch Cos., Inc.
$ 1,500,000	5.600%	03/01/17	$ 1,750,326
Anheuser-Busch InBev Finance, Inc.
1,500,000	0.800	01/15/16	1,498,518
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,862,908

			6,111,752

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,533,758

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,050,950
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,098,654

			3,149,604

Commercial Banks – 3.6%
Bank of Montreal(a)
2,000,000	1.950	01/30/17	2,076,600
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,072,080
2,000,000	5.125	01/08/20	2,271,288
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,540,080
Credit Suisse New York
1,500,000	5.000	05/15/13	1,519,401
3,000,000	5.400	01/14/20	3,329,979
KeyBank NA
2,540,000	5.800	07/01/14	2,716,759
National Bank of Canada
3,100,000	1.450	11/07/17	3,081,304
PNC Bank NA
2,500,000	2.950	01/30/23	2,464,817
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,193,392
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,360,994

			28,626,694

Commercial Services(a) – 0.2%
The ADT Corp.
2,000,000	2.250	07/15/17	1,990,588

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,871,668

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,009,340

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,054,704

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.7%
GE Capital Trust I(b)
$ 3,525,000	6.375%		11/15/67	$ 3,721,343
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,128,502

				5,849,845

Electric – 2.9%
Carolina Power & Light Co.
2,000,000	2.800		05/15/22	2,035,226
Columbus Southern Power Co.
2,870,000	5.850		10/01/35	3,433,148
Duke Energy Corp.
1,525,000	5.300		10/01/15	1,713,104
Exelon Generation Co. LLC
1,470,000	5.350		01/15/14	1,533,056
PacifiCorp
2,400,000	5.650		07/15/18	2,919,945
2,000,000	3.850		06/15/21	2,217,666
900,000	6.100		08/01/36	1,159,501
Public Service Co. of Colorado
2,000,000	3.600		09/15/42	1,880,370
San Diego Gas & Electric Co.
1,585,000	5.300		11/15/15	1,788,487
Southern California Edison Co.
3,000,000	5.500		03/15/40	3,720,879
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	497,697

				22,899,079

Financial – 12.2%
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,492,574
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700		12/01/15	7,112,228
Bank of America Corp.
2,000,000	3.700		09/01/15	2,109,560
2,000,000	5.700		01/24/22	2,345,432
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,249,065
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,602,450
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,185,305
3,000,000	5.875		03/15/21	3,345,522
Capital One Financial Corp.
1,000,000	1.000		11/06/15	995,674
Citigroup, Inc.
2,750,000	6.010		01/15/15	2,995,660
CME Group, Inc.
1,685,000	3.000		09/15/22	1,682,870
CNA Financial Corp.
2,215,000	7.350		11/15/19	2,796,865
Ford Motor Credit Co. LLC
2,600,000	3.000		06/12/17	2,654,114
950,000	6.625		08/15/17	1,107,819
General Electric Capital Corp.
2,000,000	5.625		05/01/18	2,353,166
1,600,000	6.250	(b)	12/15/49	1,746,512
Hyundai Capital America(a)
2,000,000	1.625		10/02/15	2,013,780
3,250,000	3.750		04/06/16	3,432,588

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Invesco Finance PLC
$ 2,330,000	3.125%	11/30/22	$ 2,304,603
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,662,206
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,186,852
KKR Group Finance Co II LLC(a)
2,900,000	5.500	02/01/43	2,928,603
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,635,596
1,270,000	6.875	04/25/18	1,529,875
1,270,000	6.500	07/15/18	1,502,076
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,831,726
Morgan Stanley & Co.
600,000	6.625	04/01/18	706,849
2,500,000	4.875	11/01/22	2,562,162
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,803,183
NYSE Euronext
1,250,000	2.000	10/05/17	1,276,240
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,868,525
Royal Bank of Canada
3,390,000	2.625	12/15/15	3,561,680
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,407,204
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,924,570
The Bank of New York Mellon Corp.
1,000,000	0.700	10/23/15	999,461
2,000,000	2.400	01/17/17	2,084,150
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,138,966
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,039,842

			96,175,553

Food – 1.0%
Danone SA(a)
2,700,000	3.000	06/15/22	2,714,216
Mondelez International
1,000,000	6.875	02/01/38	1,326,057
Pernod-Ricard SA(a)
3,000,000	5.750	04/07/21	3,512,028

			7,552,301

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,161,058

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,116,156

Healthcare-Services – 0.3%
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,445,076

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Household Products – 0.6%
Church & Dwight Co., Inc.
$ 3,800,000	2.875%	10/01/22	$ 3,746,215
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,046,881

			4,793,096

Industrial – 0.4%
Joy Global, Inc.
1,800,000	5.125	10/15/21	1,977,181
Receipts on Corporate Securities Trust NSC-1998-1
1,481,316	6.375	05/15/17	1,514,646

			3,491,827

Insurance – 2.3%
Aegon NV
2,650,000	4.625	12/01/15	2,890,257
American International Group, Inc.
1,000,000	3.650	01/15/14	1,027,978
2,000,000	4.875	09/15/16	2,233,830
1,000,000	5.450	05/18/17	1,142,684
Genworth Financial, Inc.
1,408,000	8.625	12/15/16	1,693,841
2,000,000	7.625	09/24/21	2,397,800
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,097,500
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,390,158
2,100,000	5.000	06/01/21	2,307,324

			18,181,372

Media Non-Cable – 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	1.750	01/15/18	2,825,035
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	991,371

			3,816,406

Metals & Mining – 0.9%
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,432,678
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	3,006,939
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,039,079

			7,478,696

Oil & Gas – 2.4%
Apache Corp.
1,360,000	7.375	08/15/47	1,856,086
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,194,037
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,561,702
3,530,000	3.875	03/10/15	3,759,093
Tosco Corp.
2,095,000	8.125	02/15/30	3,076,924
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,516,531

			18,964,373

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 1.1%
AbbVie, Inc.(a)
$ 2,200,000	1.750%	11/06/17	$ 2,204,783
AstraZeneca PLC
3,000,000	1.950	09/18/19	3,008,892
Express Scripts Holding Co.
3,025,000	3.500	11/15/16	3,251,660

			8,465,335

Real Estate – 2.4%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,367,328
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,216,172
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,629,611
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,474,023
ProLogis LP
2,000,000	6.125	12/01/16	2,301,742
Realty Income Corp.
2,000,000	2.000	01/31/18	1,994,028
Simon Property Group LP
1,000,000	6.750	05/15/14	1,061,316
2,000,000	4.200	02/01/15	2,121,150
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,291,555
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,584,276

			19,041,201

Retail – 1.0%
Amazon.com, Inc.
3,830,000	1.200	11/29/17	3,788,766
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,031,332
Staples, Inc.
1,500,000	2.750	01/12/18	1,505,979
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,647,061

			7,973,138

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,106,263

Telecommunications – 1.1%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,414,934
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,166,539
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,727,302

			8,308,775

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,073,952

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities – 1.2%
GTE Corp.
$ 5,310,000	6.840%	04/15/18	$ 6,583,051
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,601,192

			9,184,243

Yankee – 1.5%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	784,273
955,000	5.250	12/15/15	1,074,672
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,570,636
UBS AG
7,335,000	7.375	06/15/17	8,455,040

			11,884,621

TOTAL CORPORATE OBLIGATIONS			$326,357,225

U.S. Government Agency Obligations – 11.8%
FFCB
$ 5,000,000	2.625%	04/17/14	$ 5,145,775
6,135,000	4.500	05/06/14	6,466,088
2,860,000	5.190	04/22/21	3,592,861
FHLB
5,000,000	4.500	09/16/13	5,134,855
7,000,000	3.625	10/18/13	7,170,933
2,050,000	5.625	06/13/16	2,366,762
2,650,000	7.125	02/15/30	3,998,341
FHLMC
5,000,000	1.625	04/15/13	5,015,250
6,750,000	1.000	07/30/14	6,826,754
3,000,000	0.625	12/29/14	3,018,519
2,860,000	2.875	02/09/15	3,007,576
2,500,000	5.000	02/16/17	2,923,325
5,500,000	5.500	08/23/17	6,635,502
3,000,000	4.875	06/13/18	3,590,154
FNMA
5,000,000	1.750	02/22/13	5,004,690
3,000,000	1.750	05/07/13	3,012,468
4,500,000	5.000	02/13/17	5,255,276
3,000,000	5.000	05/11/17	3,522,366
6,000,000	5.375	06/12/17	7,157,352
Tennessee Valley Authority
2,187,017	4.929	01/15/21	2,507,939
1,247,443	5.131	01/15/21	1,476,661

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 92,829,447

U.S. Treasury Obligations – 1.1%
United States Treasury Bond
$ 3,000,000	3.500%	02/15/39	$ 3,250,782
United States Treasury Note
5,000,000	2.750	11/30/16	5,403,905

TOTAL U.S. TREASURY OBLIGATIONS			$ 8,654,687

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.620%	$ 5,394,515

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(e) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$17,260,000	0.010%	02/01/13	$ 17,260,000
Maturity Value: $17,260,005

TOTAL INVESTMENTS – 100.0%			$787,037,721

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(341,862)

NET ASSETS – 100.0%			$786,695,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $88,767,095, which represents approximately 11.3% of net assets as of January 31, 2013.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2013.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2013. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $13,710,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $17,609,343.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
CMB	— Collateral Mortgage-Backed Obligation
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$722,020,909
Gross unrealized gain	72,727,415
Gross unrealized loss	(7,710,603)
Net unrealized security gain	$65,016,812

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.9%
Commercial – 0.4%
Small Business Administration Series 2006-P10B, Class 1
$ 437,925	5.681%	08/10/16	$ 477,849

Home Equity(a) – 2.5%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.654	04/25/34	759,237
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,155,517	1.104	08/25/44	1,144,294
Lehman XS Trust Series 2005-7N, Class 1A1A
274,162	0.474	12/25/35	237,568
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.284	03/25/33	520,802
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	1.604	07/25/34	282,915

			2,944,816

TOTAL ASSET-BACKED SECURITIES			$ 3,422,665

Mortgage-Backed Obligations – 21.8%
Collateralized Mortgage Obligations – 19.4%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 18,903	6.000%	10/25/33	$ 19,047
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
402,341	2.832	04/25/35	402,366
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
242,944	5.010	10/25/34	246,376
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
366,545	6.000	02/25/34	375,845
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
634,740	3.172	11/25/33	645,720
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
47,590	5.570	09/20/34	49,636
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
291,742	5.231	11/25/34	291,576
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
280,195	5.500	11/25/33	295,240
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
58,663	4.750	08/25/34	60,786
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
208,814	2.838	09/25/34	209,472
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
62,959	5.250	12/25/33	62,971
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
307,882	5.375	01/25/35	312,842
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
232,779	4.750	12/25/18	233,475
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
74,403	5.500	08/25/33	77,846
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
171,348	5.000	02/25/18	175,249

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
$ 286,719	2.923%	11/19/33	$ 286,706
FHLMC REMIC PAC Series 023, Class PK
289,268	6.000	11/25/23	329,396
FHLMC REMIC PAC Series 041, Class F
21,696	10.000	05/15/20	22,955
FHLMC REMIC PAC Series 159, Class H
21,638	4.500	09/15/21	22,755
FHLMC REMIC PAC Series 2022, Class PE
60,638	6.500	01/15/28	69,096
FHLMC REMIC PAC Series 2109, Class PE
147,512	6.000	12/15/28	163,814
FHLMC REMIC PAC Series 2345, Class PQ
18,803	6.500	08/15/16	19,326
FHLMC REMIC PAC Series 2524, Class PD
4,019	5.500	12/15/31	4,018
FHLMC REMIC PAC Series 2836, Class PX
256,894	4.000	05/15/18	260,830
FHLMC REMIC PAC Series 3841, Class ED
299,959	3.000	07/15/38	304,111
FHLMC REMIC Series 2642, Class DA
29,599	5.000	05/15/22	29,682
FHLMC REMIC Series 2830, Class DA
112,978	5.000	07/15/19	118,323
FHLMC REMIC Series 2972, Class CA
191,606	4.500	05/15/20	198,568
FHLMC REMIC Series 3131, Class BA
44,651	5.500	11/15/24	45,400
FHLMC REMIC Series 3146, Class GA
55,773	5.500	11/15/24	56,869
FHLMC REMIC Series 3566, Class DE
65,210	4.000	12/15/22	65,300
FHLMC REMIC Series 3634, Class BJ
232,923	3.000	08/15/27	237,017
FHLMC REMIC Series 3816, Class HA
1,074,651	3.500	11/15/25	1,160,968
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
23,062	0.000	06/25/22	19,935
FNMA REMIC PAC Series 1992-129, Class L
132,971	6.000	07/25/22	148,059
FNMA REMIC PAC Series 1998-36, Class J
36,400	6.000	07/18/28	37,907
FNMA REMIC PAC Series 2001-71, Class MB
109,715	6.000	12/25/16	116,610
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	665,125
FNMA REMIC PAC Series 2003-14, Class AP
285,249	4.000	03/25/33	304,983
FNMA REMIC Series 1991-137, Class H
61,096	7.000	10/25/21	69,035
FNMA REMIC Series 1993-182, Class FA(a)
22,637	1.220	09/25/23	23,246
FNMA REMIC Series 2003-33, Class LD
210,438	4.250	09/25/22	211,951
FNMA REMIC Series 2007-38, Class B
116,624	6.000	11/25/33	120,111
FNMA REMIC Series 2007-B2, Class AB
594,082	5.500	12/25/20	602,236
FNMA Series 2003-W17, Class 1A6
23,316	5.310	08/25/33	23,891
GNMA Series 1998-12, Class EB
125,618	6.500	05/20/28	147,061

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA Series 2001-53, Class F(a)
$ 14,865	0.555%	10/20/31	$ 14,912
GSR Mortgage Loan Trust Series 2003-6F, Class A1
185,509	3.000	09/25/32	184,071
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
433,893	5.500	03/25/19	455,685
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
574,459	0.644	05/25/35	534,020
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.773	01/25/36	909,756
Impac CMB Trust Series 2003-2F, Class A(a)
948,378	5.730	01/25/33	967,037
Impac CMB Trust Series 2003-8, Class 2A1(a)
371,542	1.104	10/25/33	365,617
Impac CMB Trust Series 2004-7, Class 1A1(a)
194,747	0.944	11/25/34	187,308
Impac CMB Trust Series 2005-2, Class 2A2(a)
344,604	0.604	04/25/35	329,916
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,486,879	0.554	05/25/36	1,468,313
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
282,232	2.962	10/25/34	275,266
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
475,118	2.666	04/21/34	493,746
Master Alternative Loans Trust Series 2004-9, Class A6(c)
492,202	5.143	08/25/34	502,589
Master Asset Securitization Trust Series 2004-3, Class 5A1
19,218	6.250	01/25/32	19,433
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,207,742	0.524	02/25/35	2,113,637
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
1,069,494	0.634	03/25/33	1,040,051
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
76,218	3.618	09/25/34	75,657
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
252,922	4.750	04/25/34	263,085
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
70,571	5.000	05/25/18	72,911
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
837,212	4.500	04/25/19	865,030
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
14,866	6.250	12/25/23	15,368
Sequoia Mortgage Trust Series 10, Class 1A(a)
132,012	1.005	10/20/27	128,995
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
290,615	0.865	06/20/33	286,947
Structured Asset Securities Corp. Series 2003-20, Class 1A1
504,488	5.500	07/25/33	527,537
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
971,586	2.789	10/25/33	970,460
Vendee Mortgage Trust Series 1996-2, Class 1Z
188,157	6.750	06/15/26	220,545
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
350,481	5.000	05/25/18	359,435

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
$ 358,184	5.750%		09/25/18	$ 369,941

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$23,360,999

Commercial Mortgage Obligation — 0.5%
GNMA Series 2009-65, Class AF
$ 486,513	4.000%		07/20/39	$ 525,862

Mortgage-Backed Pass-Through Obligations — 1.9%
FHLMC
$ 58,830	5.500%		08/01/17	$ 63,077
117,722	5.500		09/01/21	127,397
51,775	6.000		10/01/23	57,728
137,853	5.000		05/01/27	149,592
FNMA
2,222	6.500		09/01/13	2,249
68,788	10.500		11/01/15	72,265
38,435	6.000		07/01/16	40,802
230,324	5.500		05/01/19	247,311
230,184	5.500		06/01/20	247,160
2,520	9.000		07/01/24	2,528
7,734	2.330	(a)	12/01/28	7,878
36,053	7.000		11/01/31	42,843
373,913	6.000		07/01/33	426,777
490,586	2.701	(a)	02/01/34	522,984
238,871	2.865	(a)	10/01/34	254,613
GNMA
6,074	8.000		07/15/17	6,123
329	2.000	(a)	11/20/24	341
724	3.000	(a)	12/20/24	755
11,909	1.750	(a)	04/20/26	12,497
11,333	1.750	(a)	08/20/26	11,818
13,793	1.625	(a)	01/20/28	14,294

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 2,311,032

TOTAL MORTGAGE-BACKED OBLIGATIONS				$26,197,893

U.S. Government Agency Obligations — 62.7%
FFCB
$1,000,000	3.875%		10/07/13	$ 1,025,220
2,600,000	2.625		04/17/14	2,675,803
1,170,000	3.000		09/22/14	1,222,993
150,000	4.700		08/10/15	166,050
250,000	7.000		09/01/15	291,118
500,000	6.125		12/29/15	581,788
FHLB
1,000,000	3.500		03/08/13	1,003,451
1,500,000	5.125		08/14/13	1,540,254
1,000,000	3.625		10/18/13	1,024,419
1,300,000	1.375		05/28/14	1,321,051
1,560,000	5.250		06/18/14	1,668,545
1,000,000	5.250		09/12/14	1,078,895
2,500,000	5.000		12/21/15	2,826,925
1,000,000	0.580		01/09/17	992,361
1,000,000	2.625		02/28/22	1,001,634
1,750,000	1.500	(c)	12/20/24	1,744,944
FHLMC
1,800,000	1.625		04/15/13	1,805,490
1,500,000	4.000		06/12/13	1,521,054
2,000,000	4.500		07/15/13	2,040,068
1,560,000	2.500		01/07/14	1,594,326
1,600,000	2.500		04/23/14	1,645,386
790,000	5.000		07/15/14	844,459

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations — (continued)
FHLMC – (continued)
$ 1,000,000	4.500%		01/15/15	$ 1,081,718
1,200,000	2.875		02/09/15	1,261,920
2,600,000	1.750		09/10/15	2,691,728
1,300,000	5.300		12/01/15	1,472,978
2,250,000	2.500		05/27/16	2,394,441
1,000,000	1.250		05/12/17	1,017,588
1,200,000	1.200		06/06/17	1,210,002
1,150,000	1.000		07/28/17	1,155,192
830,000	1.500		11/30/18	837,842
FNMA
1,600,000	2.500		05/15/14	1,646,810
1,500,000	0.875		08/28/14	1,514,328
2,000,000	3.000		09/16/14	2,090,392
1,250,000	4.625		10/15/14	1,342,336
2,000,000	2.625		11/20/14	2,085,376
1,800,000	5.000		04/15/15	1,984,390
2,450,000	2.375		07/28/15	2,571,826
1,000,000	4.375		10/15/15	1,106,671
1,350,000	2.125	(c)	10/21/15	1,410,009
2,000,000	1.625		10/26/15	2,065,944
1,800,000	5.000		03/15/16	2,051,456
1,500,000	1.250		09/28/16	1,535,083
1,000,000	2.125		12/13/16	1,015,324
2,000,000	1.125		04/27/17	2,025,354
1,175,000	0.500	(c)	06/27/17	1,165,789
1,200,000	1.000		09/20/17	1,200,199
1,200,000	0.625	(c)	09/27/17	1,201,582
1,200,000	0.500	(c)	11/27/17	1,198,714
1,175,000	0.800	(c)	01/29/18	1,175,497
1,000,000	0.875		02/08/18	992,644
389,000	2.500		12/27/24	380,700
500,000	2.000	(c)	03/22/27	501,388
500,000	1.500	(c)	05/24/27	500,256

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$75,501,711

U.S. Treasury Obligations — 8.4%
United States Treasury Inflation Indexed Notes
$ 833,228	2.625%		07/15/17	$ 1,002,282
854,224	1.375		07/15/18	998,374
857,968	2.125		01/15/19	1,043,437
851,832	1.375		01/15/20	1,008,622
United States Treasury Notes
1,200,000	1.750		03/31/14	1,221,610
1,700,000	2.375		10/31/14	1,762,820
1,200,000	2.250		01/31/15	1,247,156
1,800,000	2.125		05/31/15	1,875,375

TOTAL U.S. TREASURY OBLIGATIONS				$10,159,676

Short-term Investment(e) — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co.
$ 3,890,000	0.010%		02/01/13	$ 3,890,000
Maturity Value: $3,890,001

TOTAL INVESTMENTS — 99.0%	$119,171,945

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%	1,165,988

NET ASSETS — 100.0%	$120,337,933

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $282,915, which represents approximately 0.2% of net assets as of January 31, 2013.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2013. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $3,090,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $3,968,845.

Investment Abbreviations:
CMB	— Collateralized Mortgage-Backed Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for
U.S. federal income tax purposes were as follows:

Tax Cost	$115,755,845
Gross unrealized gain	5,654,564
Gross unrealized loss	(2,238,464)
Net unrealized security gain	$3,416,100

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — 96.6%
Alabama – 0.0%
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
$ 65,000	4.500%	07/01/23	$ 68,868

Alaska – 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,126,230

Arizona – 9.5%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	776,013
750,000	4.750	01/01/22	824,910
1,000,000	5.000	01/01/25	1,091,920
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,207,109
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,112,520
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,630,320
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,381,548
Maricopa County AZ Industrial Development Authority Health Facilities Revenue Bonds (Catholic Healthcare West) Series A (A/A3)
1,095,000	5.250	07/01/32	1,187,933
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,357,365
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	979,170
335,000	5.000	07/01/18	388,479
350,000	5.000	07/01/19	403,151
1,100,000	5.125	07/01/22	1,237,423
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa2)
1,070,000	5.000	08/01/27	1,203,236
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/A1)
3,475,000	5.750	07/15/18	4,167,811
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,131,760
500,000	5.000	07/01/20	560,925
1,000,000	5.000	07/01/21	1,112,490

			24,754,083

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	560,182

California – 7.2%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,130,080
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	318,330

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Fontana CA Unified School District GO Bonds (Refunding) Series 2012 (NR/Aa3)
$ 1,535,000	5.000%	08/01/19	$ 1,855,447
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	587,180
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
2,400,000	0.000	08/01/24	1,531,248
3,855,000	0.000	08/01/26	2,226,879
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A/A3)
600,000	5.000	11/01/16	686,664
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	854,070
Sacramento County CA Airport System Revenue Bonds (A/A3)
1,000,000	5.000	07/01/27	1,134,030
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,257,500
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	3,083,958
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	649,062
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa2)
800,000	5.250	02/01/23	951,328
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (BBB/WR)(a)
490,000	0.000	08/01/24	299,204
510,000	0.000	08/01/25	293,265
535,000	0.000	08/01/26	288,927
Whittier CA Union High School District GO Bonds (Refunding- Capital Appreciation) Series 2009 (AA-/NR)(a)
5,020,000	0.000	08/01/34	1,464,384

			18,611,556

Colorado – 1.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,091,600
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,050,600
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
370,000	4.350	11/01/19	391,301
390,000	4.600	11/01/20	415,638
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa2)
250,000	4.500	12/01/23	266,605

			3,215,744

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,320,376

Florida – 8.3%
Brevard County FL Health Facilities Authority Revenue Bonds
(Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	959,367

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
$ 1,000,000	4.500%	12/01/20	$ 1,132,910
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,508,265
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	62,861
Lake County FL School Board Certificate of Participation (Refunding- Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	855,689
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,591,725
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,158,080
1,000,000	5.250	10/01/23	1,166,230
1,000,000	5.500	10/01/25	1,181,070
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	816,493
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (NATL-RE) (FGIC) (A-/A3)
1,000,000	5.250	07/01/14	1,063,080
Miami-Dade County FL GO Bonds (Refunding-Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,641,800
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3)
1,805,000	4.000	04/01/18	2,011,889
1,260,000	4.000	04/01/19	1,389,868
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,314,090
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	502,195
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	208,854

			21,564,466

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (BBB/Baa2)
90,000	6.100	10/01/19	109,718
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	68,888
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	543,020

			721,626

Illinois – 13.0%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A2)
2,050,000	5.500	12/01/25	2,554,874
Chicago IL Public Building Commission Revenue Bonds (Refunding- Chicago School Reform) Series B (NATL- RE) (FGIC) (BBB/A2)
1,000,000	5.250	12/01/18	1,178,360

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Chicago IL Public Building Commission Revenue Bonds (Refunding- Chicago Transit Authority) Series 2006 (AMBAC) (A/A1)
$ 350,000	5.250%	03/01/33	$ 415,884
Cook & DuPage Counties IL High School District No. 210 GO Bonds (Prerefunded-Refunding) Series 2006 (NATL-RE) (NR/Aa2)(b)
640,000	5.000	01/01/26	721,978
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	399,488
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/A3)
300,000	6.400	12/01/28	369,987
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A1)(a)
2,320,000	0.000	12/01/22	1,621,564
2,080,000	0.000	12/01/25	1,254,906
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	885,260
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,209,630
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	513,031
400,000	5.000	02/01/23	455,844
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa2)
2,000,000	5.250	12/01/22	2,219,520
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	516,168
490,000	4.900	01/01/27	536,148
1,625,000	5.000	01/01/30	1,773,330
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	344,145
405,000	4.000	12/01/18	448,829
420,000	4.250	12/01/19	472,273
440,000	4.500	12/01/20	502,159
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,373,314
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,155,540
Illinois State GO Bonds (A-/A2)
1,000,000	4.000	04/01/19	1,073,610
Illinois State GO Bonds Series A (A-/A2)
2,000,000	5.000	03/01/17	2,088,180
1,000,000	5.000	03/01/28	1,035,770
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,134,490
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	482,398
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	792,187

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
$ 1,000,000	5.000%	10/01/20	$ 1,166,110
Will County IL Community High School District No. 210 Lincoln- Way GO Bonds (Capital Appreciation) Series 2006 (AGM) (NR/Aa2)(a)
3,000,000	0.000	01/01/21	2,409,870
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
3,000,000	0.000	11/01/19	2,549,370

			33,654,217

Indiana – 3.9%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	666,336
615,000	5.000	11/01/16	690,104
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	270,062
675,000	6.050	02/01/23	748,582
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,341,040
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	390,000
120,000	5.000	08/01/14	126,581
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,170,616
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,111,130
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	579,009
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	921,195

			10,014,655

Iowa – 0.7%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,605,821
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,670

			1,691,491

Kansas – 0.3%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	838,191

Kentucky – 1.3%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,106,650
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,157,564

			3,264,214

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 4.9%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
$ 5,000,000	5.500%	10/01/25	$ 5,890,300
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,354,054
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,113,629
1,245,000	5.000	02/01/30	1,258,695

			12,616,678

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,132,500

Maryland – 1.6%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
2,000,000	2.250	06/01/23	1,894,760
2,500,000	2.500	06/01/26	2,360,125

			4,254,885

Massachusetts – 3.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,615,000	5.100	01/01/25	1,779,536
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,400,000	4.250	07/01/22	1,423,632
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,729,152
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,110,768
1,415,000	5.000	07/01/21	1,623,911
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	71,012

			9,738,011

Michigan – 2.0%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,738,815
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,168,841
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	729,785
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
95,000	1.199	04/01/13	95,030
90,000	1.521	04/01/14	90,382
150,000	1.670	10/01/14	150,905
135,000	1.836	04/01/15	136,216

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
$ 965,000	4.750%	12/01/25	$ 1,044,873

			5,154,847

Minnesota – 0.6%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
355,000	3.800	07/01/17	367,819
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,167,840

			1,535,659

Missouri – 2.3%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
1,500,000	5.000	04/01/32	1,640,445
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,647,746
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	107,488
125,000	0.000	02/01/15	118,764
305,000	0.000	02/01/17	271,694
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
1,355,000	2.000	08/01/13	1,360,000
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	276,831
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	524,490

			5,947,458

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
130,000	4.350	06/01/16	132,899
140,000	4.350	12/01/16	143,122

			276,021

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	563,735

Nevada – 0.0%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	108,992

New Hampshire – 0.7%
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,259,282
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
605,000	5.300	07/01/28	649,165

			1,908,447

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 5.5%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A+/A1)
$ 1,000,000	5.000%	06/15/21	$ 1,130,030
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series E (ST Appropriation) (A+/A1)(c)
3,000,000	1.800	02/01/16	3,065,910
New Jersey State Educational Facilities Authority Revenue Bonds (William Paterson University) Series C (NR/A1)
1,225,000	3.000	07/01/23	1,234,996
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,980,000	4.750	12/01/23	2,155,289
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,015,200
New Jersey State Transit Corp. (Federal Transit Administration Grants) Series A (AMBAC) (A/A1)
1,000,000	5.500	09/15/15	1,111,570
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,445,082
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	111,500
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,085,725
Toms River NJ Board of Education GO Bonds (Refunding-Regional Schools) Series 2012 (AA-/NR)
1,675,000	4.000	07/15/28	1,817,593

			14,172,895

New York – 2.1%
Geneva Development Corp. Revenue Bonds Hobart & William Smith College Projects (Refunding) Series 2012 (A/NR)
1,435,000	5.000	09/01/22	1,715,758
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	170,769
Metropolitan Transportation Authority NY Revenue Bonds Series H (A/A2)
1,000,000	4.000	11/15/23	1,132,160
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	251,285
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series H (AA/Aa2)
970,000	0.950	05/01/16	969,690
985,000	1.050	11/01/16	984,635
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
90,000	5.750	07/01/13	91,993

			5,316,290

North Dakota – 0.6%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	299,481

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – (continued)
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
$ 550,000	4.400%	07/01/16	$ 571,884
635,000	4.450	07/01/17	654,171

			1,525,536

Ohio – 3.0%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,367,875
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,200,000	5.000	11/15/16	2,454,232
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	444,508
1,000,000	5.000	05/01/18	1,144,730
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A2)
1,185,000	5.375	12/01/19	1,393,051
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	994,480

			7,798,876

Oklahoma – 2.2%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,021,140
1,000,000	4.850	09/01/18	1,183,130
1,000,000	5.000	09/01/19	1,193,390
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,267,440
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	160,468

			5,825,568

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	653,236
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
215,000	5.050	07/01/17	223,764

			877,000

Pennsylvania – 5.4%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	806,517
1,025,000	5.000	10/01/19	1,167,701
1,250,000	5.250	10/01/31	1,372,837
Lancaster County PA GO Bonds Series C (AGM) (Refunding) (NR/A1)
3,235,000	5.000	11/01/18	3,861,199
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,184,095

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
$ 795,000	4.000%	10/01/18	$ 875,581
Philadelphia PA Airport Revenue Bonds (Refunding) Series B (AMT) (A+/A2)
1,040,000	5.000	06/15/17	1,176,625
1,445,000	5.000	06/15/18	1,662,718
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
385,000	5.000	08/01/20	424,355
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,473,930

			14,005,558

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa2)
10,000	5.000	07/01/20	10,668

Rhode Island – 4.7%
Rhode Island Economic Development Corp. Grant Anticipation Bonds (Rhode Island Department of Transportation) Series A (AA-/Aa3)
5,285,000	5.250	06/15/19	6,376,141
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	273,567
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	531,175
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,188,248
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	774,900
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,509,786
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
440,000	3.500	04/01/22	460,346

			12,114,163

South Carolina – 1.2%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	608,173
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	771,274
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
1,000,000	5.000	12/01/22	1,116,880
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	195,610

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina– (continued)
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/A2)
$ 255,000	5.500%	12/01/15	$ 284,277

			2,976,214

Tennessee – 0.5%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
195,000	4.250	01/01/14	197,262
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (Non-ACE) (GO of Agency) (AA+/Aa1)
990,000	3.500	07/01/27	1,014,384

			1,211,646

Texas – 0.6%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	236,284
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa2)
500,000	5.250	09/01/22	521,770
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	262,241
Lower Colorado River Authority Revenue Bonds (Prerefunded- Refunding) (NR/NR)(b)
5,000	5.625	05/15/39	6,376
Texas State Department of Housing & Community Affairs Single
Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
75,000	4.600	09/01/19	76,919
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	326,820

			1,430,410

Utah – 0.1%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
320,000	3.850	07/01/16	318,976

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/A3)
1,000,000	5.000	12/15/20	1,193,920

Virginia – 0.4%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (BBB/NR)(b)
530,000	5.250	07/15/17	594,851
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (BBB/NR)
470,000	5.250	07/15/17	520,088

			1,114,939

Washington – 2.5%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,070,560
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	172,213

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
$ 560,000	5.000%	05/01/18	$ 646,766
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA-/Aa3)
500,000	6.000	10/01/23	600,800
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,176,860
1,750,000	5.250	07/01/25	1,927,818

			6,595,017

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,041,540

Wisconsin – 1.9%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	122,787
350,000	5.000	12/01/15	386,176
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic) Series B (A-/NR)
2,875,000	5.000	02/15/32	3,178,197
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,158,520

			4,845,680

Wyoming – 1.3%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	139,875
290,000	2.000	05/01/16	296,508
295,000	2.000	05/01/17	300,788
305,000	3.000	05/01/18	323,529
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	542,808
500,000	2.125	06/01/16	507,885
450,000	2.250	12/01/16	458,109
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	167,993
280,000	4.250	12/01/14	286,952
385,000	4.300	12/01/15	393,609

			3,418,056

TOTAL MUNICIPAL BOND OBLIGATIONS			$250,436,084

Shares	Description		Value
Investment Company – 2.3%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$ 5,919,282

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$ 2,372,000	0.010%	02/01/13	$ 2,372,000
Maturity Value: $2,373,001

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 99.8%	$258,727,366

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%	641,890

NET ASSETS – 100.0%	$259,369,256

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2013.

(d)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $1,885,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $2,421,124.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	— Guaranteed by Arkansas Development Finance Authority
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
Tax Cost	$241,100,383
Gross unrealized gain	18,077,882
Gross unrealized loss	(450,899)
Net unrealized security gain	$17,626,983

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.4%
Arizona – 2.2%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,091,920
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,408,210
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,288,195
1,215,000	5.150	07/01/24	1,350,837

			7,139,162

California(a) – 1.1%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)
2,000,000	0.000	07/01/27	1,122,500
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)
2,000,000	0.000	08/01/24	1,257,500
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)
2,400,000	0.000	08/01/29	1,126,512

			3,506,512

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
555,000	4.350	11/01/19	586,951

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,132,910

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
100,000	5.250	07/01/29	107,759

Illinois – 2.7%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A2)
2,000,000	5.500	12/01/25	2,492,560
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA-/NR)
1,500,000	5.250	10/15/27	1,711,065
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,075,850
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,078,260
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,134,970

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
$ 1,500,000	0.000%	11/01/19	$ 1,274,685

			8,767,390

Indiana – 0.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,227,360
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	565,420

			2,792,780

Iowa – 0.4%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (GO of Authority) (AA+/Aaa)
85,000	5.000	07/01/23	85,676
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,358,569

			1,444,245

Louisiana – 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding- Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,670,485
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	8,246,420

			9,916,905

Maryland – 1.0%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,500,000	2.500	06/01/26	3,304,175

Missouri – 81.8%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	211,974
230,000	3.000	11/01/18	244,465
210,000	3.000	11/01/19	220,049
225,000	3.625	11/01/22	235,868
470,000	3.700	11/01/23	492,015
225,000	3.800	11/01/24	235,870
480,000	3.875	11/01/25	502,747
250,000	4.000	11/01/26	262,678
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	540,100
500,000	5.250	03/01/29	540,815
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	155,343
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	167,238
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/A2)
2,000,000	5.250	07/01/20	2,390,580
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,734,201

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
$ 1,000,000	3.000%	08/01/16	$ 1,034,560
400,000	4.000	08/01/18	435,736
650,000	4.000	08/01/19	702,397
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/A2)
1,000,000	5.000	03/01/18	1,071,350
1,250,000	5.000	03/01/19	1,333,100
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	314,625
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,144,640
3,000,000	4.500	03/01/29	3,339,900
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
500,000	5.250	03/01/17	581,975
1,000,000	5.250	03/01/21	1,071,550
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,172
215,000	1.900	03/01/14	215,191
220,000	2.250	03/01/15	220,222
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,000,000	5.250	06/01/13	1,012,770
1,550,000	5.500	06/01/16	1,572,971
Cass County MO Reorganized School District No. R-2 Raymore- Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,124,600
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,500,736
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	754,416
650,000	5.000	03/01/22	705,569
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	915,430
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	709,348
1,000,000	4.500	12/01/20	1,077,390
400,000	4.500	12/01/22	429,464
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,099,528
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	995,890
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	399,688
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,218,078
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	760,900
935,000	5.000	03/01/18	1,016,345
945,000	5.000	03/01/19	1,019,286
Franklin County MO Public Water Supply District No. 3 Certificatesof Participation (NR/NR)
610,000	5.875	12/01/30	611,903
1,300,000	6.250	12/01/35	1,303,588
Franklin County MO Public Water Supply District No. 3 Certificatesof Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	395,897

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
$ 475,000	5.000%	06/01/23	$ 512,929
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	215,986
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	435,612
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,680,736
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
450,000	2.000	03/01/13	450,383
280,000	2.500	03/01/15	286,096
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	538,750
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/A2)
2,300,000	5.000	03/01/19	2,307,360
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	532,975
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
380,000	4.600	06/01/29	388,801
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,406,240
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,661,784
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa2)
1,250,000	5.000	03/01/22	1,379,675
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	568,997
555,000	4.500	12/01/20	591,652
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	547,190
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	566,325
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,515,747
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
1,065,000	4.000	12/01/16	1,163,108
890,000	4.000	12/01/17	982,195
595,000	4.250	12/01/23	664,823
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	968,697
920,000	3.850	12/01/20	996,829
500,000	4.350	12/01/23	545,480
820,000	4.500	12/01/24	892,783
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	318,913
435,000	4.000	12/01/21	476,051
425,000	4.000	12/01/22	461,027

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
$ 455,000	5.000%	03/01/29	$ 473,418
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,321,410
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	577,844
2,570,000	5.500	02/15/29	2,722,350
1,000,000	5.500	02/15/31	1,126,240
1,500,000	5.750	02/15/35	1,580,715
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,515,967
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,443,089
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,103,950
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,227,940
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(b)
55,000	3.000	01/01/15	57,723
Kansas City MO Special Obligation (Unrefunded-Refunding Kansas City MO Project) Series B (AA-/A1)
445,000	3.000	01/01/15	459,276
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,855,555
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
245,000	6.431	04/01/18	247,411
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,829,764
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	551,325
Kirkwood MO Certificates of Participation (Build America Bonds- Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	541,585
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	811,492
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	570,575
545,000	5.000	03/01/22	618,226
500,000	5.000	03/01/23	565,070
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/A2)
1,620,000	4.750	03/01/16	1,688,526
850,000	4.750	03/01/17	884,646
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,918,441

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
$ 1,000,000	5.000%	12/01/20	$ 1,218,630
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/A2)
830,000	5.250	03/01/21	$936,016
700,000	5.250	03/01/22	787,073
Missouri State Board of Public Buildings Special Obligation Revenue Bonds (Prerefunded) Series A (NR/Aa1)(b)
895,000	5.000	10/15/20	924,732
Missouri State Board of Public Buildings Special Obligation Revenue Bonds (Unrefunded) Series A (AA+/Aa1)
105,000	5.000	10/15/20	108,158
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,852,466
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,130,290
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	716,149
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/A-1+/NR)(c)
4,940,000	0.130	12/01/20	4,940,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	478,100
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,278,091
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
415,000	5.125	01/01/18	416,357
20,000	5.000	01/01/22	20,059
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	539,080
525,000	4.000	10/01/18	584,441
545,000	4.000	10/01/19	602,568
400,000	3.500	10/01/21	425,180
1,850,000	5.250	10/01/41	2,057,736
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,072,530
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,202,820
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	697,349
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,546,554
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,112,544

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
$ 2,180,000	5.250%	05/15/17	$ 2,209,561
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,341,767
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,096,820
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,581,592
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	534,577
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,303,020
2,000,000	5.000	04/01/25	2,255,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,313,280
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,097,910
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/A1)
2,000,000	5.000	11/15/14	2,130,320
1,000,000	5.000	11/15/19	1,167,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,146,547
1,545,000	5.000	02/15/20	1,675,583
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,377,962
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009- 1 (FHA) (AA/NR)
610,000	5.250	07/01/42	650,321
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	519,110
3,420,000	4.750	07/01/42	3,561,656
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
770,000	3.950	05/01/21	802,355
900,000	3.950	11/01/21	937,818
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,035,000	0.650	11/01/13	1,037,132
345,000	1.000	05/01/14	345,552
250,000	1.500	05/01/15	251,320
310,000	3.600	11/01/23	325,559
485,000	3.750	05/01/24	509,192
395,000	3.800	05/01/25	415,923
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,701,329
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa2)
525,000	5.450	03/01/14	526,764

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/A2)
$ 1,430,000	5.250%	03/01/21	$ 1,618,531
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/A2)
1,000,000	5.000	11/15/18	1,017,310
1,000,000	5.000	11/15/19	1,015,600
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	284,303
280,000	3.000	04/01/19	286,647
265,000	3.250	04/01/20	272,905
275,000	4.000	04/01/21	292,732
315,000	4.000	04/01/22	332,574
385,000	4.500	04/01/27	408,547
405,000	4.500	04/01/28	428,846
425,000	4.625	04/01/29	451,737
445,000	4.750	04/01/30	474,784
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,559,800
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,907,516
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,512,482
2,750,000	4.000	06/01/26	2,932,875
2,925,000	4.000	06/01/27	3,104,946
1,000,000	4.000	06/01/28	1,055,740
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,485,518
1,000,000	5.250	11/01/18	1,186,680
2,000,000	5.250	11/01/19	2,388,340
O’Fallon MO GO Refunding Bonds Series 2005 (AMBAC) (NR/Aa2)
1,815,000	5.000	03/01/14	1,905,841
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA- /NR)
1,135,000	4.000	11/01/22	1,243,585
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA- /NR)
1,500,000	5.000	03/01/19	1,800,705
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	492,285
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
3,500,000	2.000	08/01/13	3,512,915
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,922,531
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	498,793
850,000	5.000	12/01/20	962,047
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	100,666
100,000	4.700	07/01/27	100,664
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	382,322
175,000	2.500	05/01/15	177,905
150,000	2.650	05/01/16	154,184
330,000	2.500	08/01/16	337,326
125,000	3.000	05/01/17	130,209

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
$ 345,000	3.000%	08/01/17	$ 360,042
150,000	3.150	05/01/18	157,239
360,000	3.000	08/01/18	374,058
150,000	3.300	05/01/19	157,058
250,000	3.500	05/01/20	261,320
300,000	3.750	05/01/21	314,685
325,000	3.875	05/01/22	340,126
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,929,938
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,040,160
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	463,122
500,000	5.500	03/01/15	524,200
Rolls MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	224,478
410,000	3.450	07/01/32	409,992
Saint Charles MO GO Bonds (Neighborhood Improvement District - Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,035,331
Saint Charles MO GO Bonds (Neighborhood Improvement District- Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	656,836
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,340,140
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,464,008
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,963,071
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	600,880
575,000	6.850	03/01/29	639,946
Springfield MO Public Building Corp. Revenue Bonds (AMT- Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	447,436
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,103,950
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	212,648
530,000	4.500	11/01/19	585,311
610,000	4.500	11/01/20	666,181
645,000	4.750	11/01/21	707,333
685,000	4.750	11/01/22	747,362
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	422,206
405,000	4.750	11/01/22	441,871
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,529,745
1,340,000	5.000	04/01/23	1,588,476
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,006,665
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,244,248
100,000	5.200	12/01/31	109,777

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
$ 650,000	5.375%	12/01/36	$ 714,968
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,339,712
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,025,780
St. Charles MO Certificates of Participation Series B (NR/A1)(b)
1,000,000	5.500	05/01/18	1,012,700
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	105,963
735,000	5.200	06/01/24	778,145
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	513,373
515,000	5.000	11/15/16	544,329
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	444,408
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/Baa1)
1,280,000	5.000	07/01/23	1,458,010
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/A2)
2,000,000	5.000	07/01/24	2,204,680
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	108,126
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-City Justice Centre) Series 2011 (A/A1)
800,000	4.000	02/15/13	800,760
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,297,871
1,345,000	4.000	08/01/14	1,410,838
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL- RE) (BBB/Baa2)
100,000	5.140	12/15/14	105,236
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,869,267
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,169,964
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	311,979
345,000	3.000	03/01/18	363,778
360,000	3.000	03/01/19	374,980
385,000	3.150	03/01/21	399,268
700,000	3.300	03/01/23	723,807
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	358,778
560,000	3.000	04/01/18	594,356
1,270,000	3.250	04/01/21	1,319,581
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	405,680
470,000	3.250	04/15/18	470,860

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
$ 625,000	6.625%	06/01/28	$ 738,975

			267,226,975

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,479,963
1,750,000	4.000	10/01/33	1,785,105

			3,265,068

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,095,710
St. Mary’s PA Area WatTer Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,091,800

			2,187,510

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa2)
555,000	5.000	07/01/22	587,418

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,754,025

TOTAL MUNICIPAL BOND OBLIGATIONS			$314,719,785

Shares		Description	Value
Investment Company – 2.3%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$ 7,533,632

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$ 5,683,000	0.010%	02/01/13	$ 5,683,000
Maturity Value: $5,683,002

TOTAL INVESTMENTS – 100.4%			$327,936,417

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,259,248)

NET ASSETS – 100.0%			$326,677,169

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2013.

(d)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $4,515,000 U.S. Treasury Bond, 4.500% due 02/15/36 with a market value of $5,799,138.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$309,006,584
Gross unrealized gain	19,388,434
Gross unrealized loss	(458,601)
Net unrealized security gain	$18,929,833

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.1%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 491,364

California(a) – 1.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)
670,000	0.000	07/01/27	376,037
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)
2,275,000	0.000	08/01/24	1,467,944

			1,843,981

Illinois – 1.2%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	968,265
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	424,895

			1,393,160

Indiana – 1.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,113,680
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,078,130

			2,191,810

Iowa – 0.0%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (GO of Authority) (AA+/Aaa)
45,000	5.000	07/01/23	45,358

Kansas – 80.7%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,223,896
1,140,000	5.000	12/01/28	1,274,007
1,195,000	5.000	12/01/29	1,330,238
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/A3)
190,000	4.850	06/01/31	200,412
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	607,825
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,213,130
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
1,095,000	4.150	12/01/27	1,160,328
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,924,282
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A/NR)
1,000,000	4.000	11/15/16	1,095,330
2,000,000	5.000	11/15/29	2,251,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
$ 235,000	3.000%	10/01/17	$ 250,463
500,000	3.000	10/01/18	534,900
655,000	4.000	10/01/19	739,292
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A/NR)
1,165,000	2.000	08/01/15	1,187,496
1,115,000	3.000	08/01/18	1,172,445
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
775,000	2.000	09/01/16	788,966
1,145,000	4.000	09/01/26	1,214,845
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,058,092
235,000	4.000	09/01/18	262,742
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,021,601
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,020,085
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
495,000	5.000	09/01/15	539,600
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	866,797
500,000	4.000	09/01/20	583,310
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,061,585
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/WR)
500,000	6.000	10/01/16	585,575
1,770,000	5.000	10/01/18	1,876,288
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	1,019,581
975,000	5.000	10/01/23	1,071,798
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,194,310
1,185,000	5.000	10/01/25	1,406,394
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	215,422
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	951,547
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	674,652
600,000	5.000	09/01/34	671,802
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA-/Aa3)
1,500,000	4.000	11/15/37	1,509,180
Kansas Development Finance Authority Revenue Bonds (Prerefunded) Series J (AMBAC) (NR/NR)(b)
1,040,000	5.000	08/01/13	1,064,066
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	532,245

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds Series J (Unrefunded Project) (AMBAC) (AA/NR)
$ 560,000	5.000%	08/01/17	$ 571,452
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,926,557
Kansas State Development Finance Authority Health Facilities
Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	809,363
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,168,950
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	908,032
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/ Baa2)
1,270,000	5.250	05/01/13	1,274,686
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	529,125
1,425,000	5.250	07/01/31	1,520,874
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,472,020
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,242,701
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/Aa3)
2,000,000	3.500	06/01/23	2,113,100
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,100,530
Kansas State Development Finance Authority Revenue Bonds
(Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000	11/01/16	575,200
2,000,000	5.000	11/01/27	2,286,900
Kansas State Development Finance Authority Revenue Bonds
(Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,174,900
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,513,695
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	2,034,165
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,209,533
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,068,734
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	335,126
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A1)
1,000,000	5.375	07/01/14	1,016,660
455,000	5.375	07/01/15	462,658

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
$ 1,455,000	5.250%	03/01/23	$1,730,053
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(b)
1,415,000	5.250	09/01/19	1,781,202
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa2)
150,000	5.000	09/01/20	161,696
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	356,104
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (BBB/Baa2)
1,650,000	5.000	09/01/17	1,842,175
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,316,675
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000	12/01/19	355,860
400,000	5.000	12/01/20	477,216
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	544,525
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	446,352
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,074,538
Sedgwick County KS Public Building Commission Revenue
Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,186,440
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,623,945
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
575,000	5.250	12/01/38	616,021
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	214,110
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,391,566
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa2)
535,000	5.000	06/01/16	606,631
1,000,000	5.000	06/01/23	1,187,190
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL- RE) (AA/Baa2)
300,000	5.000	06/01/23	356,157
475,000	5.000	06/01/24	561,507

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
$ 2,560,000	3.000%	12/15/16	2,740,454
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)(b)
1,000,000	5.000	10/01/13	1,031,020
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,156,480
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,661,047
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
1,000,000	5.250	09/01/17	1,179,160
Wyandotte County Unified School District No. 204 GO Bonds (Prerefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)(b)
845,000	5.000	09/01/15	943,442
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	814,598
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
735,000	3.000	12/01/14	768,972
455,000	5.000	12/01/16	524,005

			94,320,429

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,356,120

Maryland – 1.3%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
1,575,000	2.500	06/01/26	1,486,879

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
390,000	5.300	01/01/30	428,953

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	662,905

Puerto Rico – 2.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa2)
475,000	5.500	07/01/16	508,383
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/A2)
425,000	5.500	07/01/15	450,432
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.250	07/01/13	508,730
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/ Baa3)(b)
345,000	5.250	07/01/13	352,000
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa2)
1,625,000	5.250	07/01/40	1,641,786

			3,461,331

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power
Revenue Bonds (School District Project) (AGC) (AA-/A3)
$ 500,000	5.000%	12/01/28	$ 547,000

Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds
(Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	826,208

TOTAL MUNICIPAL BOND OBLIGATIONS			$110,055,498

Shares	Description		Value
Investment Company – 2.4%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$ 2,798,206

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$2,774,000	0.010%	02/01/13	$ 2,774,000
Maturity Value: $2,774,001

TOTALINVESTMENTS – 98.9%			$115,627,704

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			1,240,990

NET ASSETS – 100.0%			$116,868,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2013. This agreement was fully collateralized by $2,205,000 U.S. Treasury Bond, 4.500%, due 02/15/36 with a market value of $2,832,137.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for
U.S. federal income tax purposes were as follows:

Tax Cost	$108,564,516
Gross unrealized gain	7,112,058
Gross unrealized loss	(48,870)
Net unrealized security gain	$7,063,188

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Commerce Investment Advisors, Inc. (the “Advisor” or “Commerce”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) of the investment company on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser’s analysis of the market value of the security.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short-Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of the repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by The Commerce Funds’ Board of Trustees. Commerce, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers, and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2013:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$91,279,891	$—	$—
Short-term Investment	—	244,000	—
Total	$91,279,891	$244,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$99,802,635	$—	$—
Short-term Investment	—	1,691,000	—
Total	$99,802,635	$1,691,000	$—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$58,871,105	$—	$—
Short-term Investment	—	462,000	—
Total	$58,871,105	$462,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$69,975,171	$—
Municipal Bond Obligations	—	98,810,918	—
Mortgage-Backed Obligations	—	167,755,758	—
Corporate Obligations	—	326,357,225	—
U.S. Treasury and/or Other U.S. Government Agencies	8,654,687	92,829,447	—
Investment Company	5,394,515	—	—
Short-term Investment	—	17,260,000	—
Total	$14,049,202	$772,988,519	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,422,665	$—
Mortgage-Backed Obligations	—	26,197,893	—
U.S. Treasury and/or Other U.S. Government Agencies	10,159,676	75,501,711	—
Short-term Investment	—	3,890,000	—
Total	$10,159,676	$109,012,269	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$250,436,084	$—
Investment Company	5,919,282	—	—
Short-term Investment	—	2,372,000	—
Total	$5,919,282	$252,808,084	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$314,719,785	$—
Investment Company	7,533,632	—	—
Short-term Investment	—	5,683,000	—
Total	$7,533,632	$320,402,785	$—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$110,055,498	$—
Investment Company	2,798,206	—	—
Short-term Investment	—	2,774,000	—
Total	$2,798,206	$112,829,498	$—

For further information regarding security characteristics, see Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage- related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 28, 2013

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 28, 2013